INCOME TAX - Reconciliation of effective tax rate (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Accounting profit	$ 9,744,786	$ 5,984,012	$ 308,773
Applicable tax with nominal rate	(3,703,019)	(2,034,564)	(111,158)
Non-deductible expenses to determine taxable profit (loss)	(425,458)	(260,546)	(709,601)
Accounting and non-tax expense (income) to determine of taxable profit (loss)	978,468	767,857	580,970
Differences in accounting bases	(19,448)	(32,714)	(400,042)
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)	(470,063)	(285,191)	(270,326)
Ordinary activities income exempt from taxation	832,822	412,495	290,822
Ordinary activities income not constituting income or occasional tax gain	120,513	98,870	153,638
Tax deductions	374,233	226,064	112,746
Goodwill Depreciation	461	200,617	212,378
Tax depreciation surplus	162,111	140,384	156,998
Untaxed recoveries	(40,559)	(84,692)	(35,788)
Tax rate effect in other countries	(319,825)	(384,669)	(139,106)
Prior fiscal terms	39,137	71,932	4,723
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	(277,794)	(612,068)	160,332
Total income tax	$ (2,748,421)	$ (1,776,225)	$ 6,586
Colombia
INCOME TAX
Nominal income tax rate	35.00%	31.00%	32.00%
Income tax points liquidated	3.00%	3.00%	4.00%